Note 9 - Industry Segment Data (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended March 31
	201 9	2018 As Adjusted
NET SALES:
Coil	$124,555,478	$90,132,804
Tubular	62,599,015	31,024,474
TOTAL NET SALES	$187,154,493	$121,157,278
OPERATING PROFIT:
Coil	$6,414,396	$5,723,623
Tubular	2,328,871	2,024,035
TOTAL OPERATING PROFIT	8,743,267	7,747,658
General corporate expenses	(2,342,279)	(1,980,124)
Interest expense	(17,546)	(27,846)
Interest and other income	440,503	24,900
TOTAL EARNINGS BEFORE INCOME TAXES	$6,823,945	$5,764,588
IDENTIFIABLE ASSETS:
Coil	$43,104,205	$34,358,704
Tubular	31,519,755	43,010,190
	74,623,960	77,368,894
General corporate assets	11,978,022	4,284,413
TOTAL ASSETS	$86,601,982	$81,653,307
DEPRECIATION:
Coil	$551,241	$570,819
Tubular	782,327	779,590
Corporate and other	6,924	5,938
	$1,340,492	$1,356,347
CAPITAL EXPENDITURES:
Coil	$396,299	$35,720
Tubular	377,400	306,310
Corporate and other	34,290	7,154
	$807,989	$349,184